PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,523,571	$ 789,860	¥ 1,492,436	¥ 2,243,537
Prepaid expenses and other current assets	2,241,570	320,542	2,789,573
Total current assets	11,451,866	1,637,597	6,820,148
Non-current assets:
Total non-current assets	33,142,296	4,739,284	25,536,894
Total assets	44,594,162	6,376,881	32,357,042
Current liabilities:
Accrued expenses and other payables	5,459,465	780,693	3,618,237
Amounts due to related parties	415,889	59,471	355,679
Total current liabilities	12,447,213	1,779,928	9,343,415
Non-current liabilities:
Convertible notes	5,138,664	734,819	1,897,738
Total non-current liabilities	23,582,477	3,372,250	16,092,808
Total liabilities	36,029,690	5,152,178	25,436,223
Shareholders' equity:
Treasury shares	(179,087)	(25,609)	(161,892)
Additional paid-in capital	17,360,323	2,482,493	17,298,692
Accumulated other comprehensive (loss) income	46,375	6,632	(18,504)
Accumulated deficit	(11,125,595)	(1,590,939)	(10,859,888)
Total VNET Group, Inc. shareholders' equity	6,218,444	889,226	6,365,900
Total liabilities, mezzanine equity and shareholders' equity	44,594,162	6,376,881	32,357,042
Parent Company
Current assets:
Cash and cash equivalents	235		539
Prepaid expenses and other current assets	191,970		191,548
Total current assets	192,205		192,087
Non-current assets:
Investments in subsidiaries	12,454,943		9,335,836
Total non-current assets	12,454,943		9,335,836
Total assets	12,647,148		9,527,923
Current liabilities:
Accrued expenses and other payables	89,827		65,499
Account payables	56		58
Total current liabilities	1,290,040		1,264,285
Non-current liabilities:
Convertible notes	5,138,664		1,897,738
Total non-current liabilities	5,138,664		1,897,738
Total liabilities	6,428,704		3,162,023
Shareholders' equity:
Treasury shares	(179,087)		(161,892)
Additional paid-in capital	17,360,323		17,298,692
Accumulated other comprehensive (loss) income	46,375		(18,504)
Accumulated deficit	(11,009,279)		(10,752,508)
Total VNET Group, Inc. shareholders' equity	6,218,444		6,365,900
Total liabilities, mezzanine equity and shareholders' equity	12,647,148		9,527,923
Parent Company | Subsidiary
Current liabilities:
Amounts due to related parties	1,200,157		1,198,728
Common Class A
Shareholders' equity:
Ordinary shares	108	15	108
Common Class A | Parent Company
Shareholders' equity:
Ordinary shares	108		108
Common Class B
Shareholders' equity:
Ordinary shares	4	$ 1	4
Common Class B | Parent Company
Shareholders' equity:
Ordinary shares	4		4
Common Class C | Parent Company
Shareholders' equity:
Ordinary shares